Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000193426 | Call XSP AUGUST 72.00 08/14/2025
Holdings [Line Items]
Percent of Net Asset Value	9.68%
C000193426 | Call XSP September 73.42 09/12/2025
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000193426 | Call XSP July 73.55 07/14/2025
Holdings [Line Items]
Percent of Net Asset Value	9.43%
C000193426 | Call XSP October 76.10 10/14/2025
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000193426 | Call XSP June 70.80 06/13/2025
Holdings [Line Items]
Percent of Net Asset Value	8.51%
C000193426 | Call XSP April 67.30 04/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000193426 | Call XSP May 69.00 05/14/2025
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000193426 | Call XSP November 78.25 11/14/2025
Holdings [Line Items]
Percent of Net Asset Value	7.35%
C000193426 | Call XSP Febuary 73.53 02/13/2026
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000193426 | Call XSP Jan 79.78 01/14/2026
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000193426 | United States
Holdings [Line Items]
Percent of Net Asset Value	107.95%
C000193426 | Short Term Security
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000193426 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	106.91%
C000193426 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(7.95%)
C000241324 | Tenet Healthcare Corp. 06/15/2028 4.625%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241324 | Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241324 | TransDigm, Inc. 12/01/2031 7.125%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241324 | Radiology Partners, Inc. 01/31/2029 7.775%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241324 | Akumin, Inc. 08/01/2027 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Domtar Corp. 10/01/2028 6.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Diversified Healthcare Trust 03/01/2031 4.375%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241324 | Brigade | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241324 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241324 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241324 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241324 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241324 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000241324 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241324 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000241324 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000241324 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000241324 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000241324 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241324 | Convertible Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241324 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241324 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241325 | Tenet Healthcare Corp. 06/15/2028 4.625%
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241325 | Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241325 | TransDigm, Inc. 12/01/2031 7.125%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241325 | Radiology Partners, Inc. 01/31/2029 7.775%
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241325 | Akumin, Inc. 08/01/2027 9.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Avaya Inc. 08/01/2028 1M SOFR + 7.50%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Domtar Corp. 10/01/2028 6.75%
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Diversified Healthcare Trust 03/01/2031 4.375%
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241325 | Brigade | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000241325 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241325 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000241325 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000241325 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241325 | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000241325 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000241325 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000241325 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000241325 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	58.20%
C000241325 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000241325 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241325 | Convertible Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241325 | Rights and Warrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000241325 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000203691 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000203691 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000203691 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000203691 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000203691 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000203691 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000203691 | Johnson County Public Building Commission 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203691 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203691 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000203691 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000203691 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000203691 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000203691 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000203691 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203691 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000203691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.69%
C000203691 | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	59.78%
C000203691 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000203690 | State of Kansas Department of Transportation 09/01/2031 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.74%
C000203690 | State of Kansas Department of Transportation 09/01/2034 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000203690 | Allen County Unified School District No 257 09/01/2043 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000203690 | Kansas Development Finance Authority 05/01/2042 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000203690 | State of Kansas Department of Transportation 09/01/2028 5.00%
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000203690 | County of Johnson KS 09/01/2035 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000203690 | Johnson County Public Building Commission 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203690 | Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000203690 | Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000203690 | City of Lenexa KS 09/01/2033 3.00%
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000203690 | 5-10 Yr
Holdings [Line Items]
Percent of Net Asset Value	49.80%
C000203690 | > 10 Yr
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000203690 | 3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000203690 | 1-3 Yr
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000203690 | Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	3.41%
C000203690 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	35.69%
C000203690 | General Obligation Unltd
Holdings [Line Items]
Percent of Net Asset Value	59.78%
C000203690 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000225205 | The Campbell's Company
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225205 | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000225205 | CarMax, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000225205 | Hershey Co.
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000225205 | Kraft Heinz Co.
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000225205 | Conagra Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000225205 | Constellation Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000225205 | Baxter International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000225205 | Zimmer Biomet Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000225205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000225205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000225205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000225205 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.45%
C000225205 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000225205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.35%
C000225205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	23.29%
C000225205 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000225205 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	96.31%
C000225205 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000225903 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000225903 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000225903 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000225903 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000225903 | Anheuser-Busch InBev SA/NV - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000225903 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000225903 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000225903 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000225903 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000225903 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000225903 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000225903 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000225903 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000225903 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.14%
C000225903 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000225903 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	27.26%
C000225903 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000168469 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.92%
C000168469 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000168469 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000168469 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000168469 | Anheuser-Busch InBev SA/NV - ADR
Holdings [Line Items]
Percent of Net Asset Value	4.78%
C000168469 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000168469 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000168469 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000168469 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000168469 | Willis Towers Watson PLC
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000168469 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.39%
C000168469 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000168469 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000168469 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.14%
C000168469 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000168469 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	27.26%
C000168469 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000159698 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000159698 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000159698 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159698 | Anheuser-Busch InBev SA/NV - ADR
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159698 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.74%
C000159698 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159698 | Warner Bros. Discovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159698 | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000159698 | Avantor, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000159698 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000159698 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000159698 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000159698 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.32%
C000159698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.36%
C000159698 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000159698 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	26.79%
C000159698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159698 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	13.57%
C000159696 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000159696 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159696 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000159696 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159696 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000159696 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000159696 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000159696 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000159696 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000159696 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000159696 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000159696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.94%
C000159696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000159696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000159696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000159696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.63%
C000159696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000159696 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000159697 | Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.34%
C000159697 | Clarivate PLC
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159697 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.33%
C000159697 | GFL Environmental Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000159697 | US Foods Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000159697 | Molson Coors Beverage Co.
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000159697 | Lamb Weston Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000159697 | LPL Financial Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.46%
C000159697 | John Wiley & Sons, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000159697 | Energizer Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000159697 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.68%
C000159697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.94%
C000159697 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.43%
C000159697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.66%
C000159697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.79%
C000159697 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	31.63%
C000159697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000159697 | Hillman | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.83%